Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and in accordance with the rules and regulations of Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the accounts of the Company and its majority-owned or controlled subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The Business Combination has been accounted for as a reverse recapitalization, in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, Galileo has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination has been treated as the equivalent of Legacy Shapeways issuing stock for the net assets of Galileo, accompanied by a recapitalization. The net assets of Galileo are stated at historical cost, with no goodwill or other intangible assets recorded. There has been no accounting effect or change in the carrying amount of the assets and liabilities as a result of the Business Combination.

Legacy Shapeways has been treated as the accounting acquirer based on evaluation of the following facts and circumstances with regard to the Company as of the Closing:

•	Legacy Shapeways’ directors represented the majority of the new board of directors of the Company;

•	The executive officers and senior management of Legacy Shapeways are the executive officers and senior management of the Company;

•	The assets of Legacy Shapeways represent a significant majority of the assets of the Company (excluding cash formerly held in the Galileo trust account); and

•
The business of the Company is the continued business of Legacy Shapeways. The business of the Company will continue to focus on Legacy Shapeways’ core offerings related to the facilitation of the sale, design and manufacturing of 3D printed items.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Shapeways. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively adjusted based on shares reflecting the conversion ratio (as defined below) established in the Merger.
Use of Estimates
The preparation of the Company’s consolidated financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
Functional Currency
The local currency is the functional currency for Shapeways BV’s (a wholly-owned subsidiary of the Company) operations outside the United States. Assets and liabilities of these operations are translated into U.S. Dollars at the exchange rate in effect at the end of each period. Income statement accounts are translated at the average exchange rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included as a component of other comprehensive loss within stockholders’ equity (deficit). Gains and losses from foreign currency transactions are included in net loss for the period.
Cash, Cash Equivalents and Restricted Cash
Cash includes cash on hand and demand deposits. The Company maintains its deposits at high quality financial institutions and monitors the credit ratings of those institutions. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. While cash held by financial institutions may at times exceed federally insured limits, the Company believes that no material credit or market risk exposure exists due to the high quality of the institutions. The Company has not experienced any losses on such accounts. Restricted cash represents cash required to be held as collateral for the Company’s credit cards and security deposit for its facility in the Netherlands. Accordingly, these balances contain restrictions as to their availability and usage and are classified as restricted cash in the consolidated balance sheets.

The reconciliation of cash and cash equivalents and restricted cash reported within the applicable consolidated balance sheet that sum to the total of the same such amount shown in the consolidated statements of cash flows is as follows:

	December 31,
	2021	2020
Cash and cash equivalents	$79,677	$8,564
Restricted cash	142	145

	$79,819	$8,709

Accounts Receivable
Accounts receivable are recorded at the invoiced amount and are generally unsecured as they are uncollateralized. The Company provides an allowance for doubtful accounts to reduce receivables to their estimated net realizable value. Judgement is exercised in establishing allowances and estimates are based on the customers’ payment history and liquidity. Any amounts that were previously recognized as revenue and subsequently determined to be uncollectible are charged to bad debt expense included in selling, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss. Given the nature and historical collectability of the Company’s accounts receivable, an allowance for doubtful accounts was not deemed necessary at December 31, 2021 and December 31, 2020.
Inventory
Inventory consists of raw materials, work in progress and finished goods at the Company’s distribution center. Raw materials are stated at the lower of cost or net realizable value, determined by the first-in-first-out
method. Finished goods and work in progress are valued using a methodology to determine the cost of each 3D printed object using allocations for material, labor, machine time and overhead. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and provides allowances to reduce such items identified to their recoverable amounts. As of December 31, 2021 and December 31, 2020, the Company determined an allowance was not deemed necessary.
Property and Equipment, net
Property and equipment are stated at cost, less accumulated depreciation. Maintenance and repairs are charged to expense when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings. No impairment charges were recorded for the years ended December 31, 2021 and December 31, 2020. Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3-5 years
Furniture and fixtures	7 years
Leasehold improvements	**

**	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Long-Lived Assets, Including Definite-Lived Intangible Assets
Intangible assets, which consist of technology, customer relationships, and trademarks, are stated at cost less accumulated amortization. Amortization is generally recorded on a straight-line basis over estimated useful lives ranging from three to eight years. The Company periodically reviews the estimated useful lives of intangible assets and adjusts when events indicate that a shorter life is appropriate. In accordance with authoritative accounting guidance, capitalization of costs to develop software begin when preliminary development efforts are successfully and completed. Costs related to the design or maintenance of internal-use
software are expensed as incurred.
Long-lived assets, other than goodwill and other indefinite-lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.
Factors that the Company considers in deciding when to perform an impairment review include significant changes in the Company’s forecasted projections for the asset or asset group for reasons including, but not limited to, significant underperformance of a product in relation to expectations, significant changes, or planned changes in the Company’s use of the assets, significant negative industry or economic trends, and new or competing products that enter the marketplace. The impairment test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset group. If impairment is indicated, the asset is written down by the amount by which the carrying value of the asset exceeds the related fair value of the asset with the related impairment charge recognized within the statements of operations and comprehensive loss. No impairment charges were recorded for the years ended December 31, 2021 and December 31, 2020.
Goodwill
Goodwill, which represents the excess of purchase prices over the fair value of net assets acquired, is carried at cost. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test. Goodwill is evaluated for impairment on an annual basis at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired.
Under ASC 350,
Intangibles—Goodwill and Other
,
the Company has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the goodwill impairment test is performed. Impairment tests are performed, at a minimum, in the fourth quarter of each year. Management uses the future discounted cash flows valuation approach to determine the fair value of reporting units and determines whether the fair value of reporting units exceeded its carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount recorded exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires management to make judgments in determining various assumptions with respect to revenues, operating margins, growth rates and discount rates. The judgments made in determining the projected cash flows used to estimate the fair value can materially impact the Company’s financial condition and results of operations. There was no impairment of goodwill as of December 31, 2021 or December 31, 2020.
Fair Value Measurements
The Company applies ASC 820,
Fair Value Measurement
(“ASC 820”), which establishes framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.
The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:
Level 1
-
Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2
-
Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3
-
Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.
Revenue Recognition
Revenue is derived from two primary sources: a) products and services and b) software.
The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the products or services it transfers to the customer. These contracts have different terms based on the scope, performance obligations, and complexity of the project, which often requires us to make judgments and estimates in recognizing revenues.
Performance obligations are satisfied both at a point of time and over time. All revenue is recognized based on the satisfaction of the performance obligation to date (see Note 4).
Leases
The Company’s lease arrangements relate primarily to office and manufacturing space, and equipment. The Company’s leases generally have initial terms ranging from 5 to 10 years and may include renewal options and rent escalation clauses. The Company is typically required to make fixed minimum rent payments relating to its right to use an underlying leased asset. Additionally, the Company’s leases do not contain significantly restrictive covenants or residual value guarantees.

The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Operating leases are presented as right-of-use
(“ROU”) assets and the corresponding lease liabilities are included in operating lease liabilities, current and operating lease liabilities on the Company’s consolidated balance sheets. The Company does not currently maintain any finance lease arrangements. ROU assets represent the Company’s right to use an underlying asset, and lease liabilities represent the Company’s obligation for lease payments in exchange for the ability to use the asset for the duration of the lease term. The Company does not recognize short term leases that have a term of twelve months or less as ROU assets or lease liabilities. The Company’s short-term leases are not material and do not have a material impact on its ROU assets or lease liabilities.
ROU assets and lease liabilities are recognized at commencement date and determined using the present value of the future minimum lease payments over the lease term. The Company uses an incremental borrowing rate based on estimated rate of interest for collateralized borrowing since the Company’s leases do not include an implicit interest rate. The estimated incremental borrowing rate considers market data, actual lease economic environment, and actual lease term at commencement date. The lease term may include options to extend when it is reasonably certain that the Company will exercise that option. ROU assets include lease payments made in advance, and excludes any incentives received or initial direct costs incurred. The Company recognizes lease expense on a straight-line basis over the lease term.
The Company has lease agreements which contain both lease and non-lease
components, which it has elected to account for as a single lease component. As such, minimum lease payments include fixed payments for non-lease
components within a lease agreement, but exclude variable lease payments not dependent on an index or rate, such as common area maintenance, operating expenses, utilities, or other costs that are subject to fluctuation from period to period.
Stock-based Compensation
The Company recognizes compensation expense for stock-based payment awards, including stock options and restricted stock units (“RSUs”) within the scope of ASC 718,
Stock Compensation
. Stock-based compensation expense is measured at the date of grant, based on the fair value of the award, and is recognized using the straight-line method over the employee’s requisite service period. Compensation for stock-based awards with vesting conditions other than service are recognized at the time that those conditions will be achieved. Forfeitures are recognized as they are incurred.
Public and Private Common Stock Warrant Liabilities
As part of Galileo’s initial public offering, Galileo issued to third party investors 13,800,000 units, consisting of one ordinary share of Galileo and one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Common Stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of Galileo’s initial public offering, Galileo completed the private sale of 4,110,000 warrants to Galileo’s sponsor and EarlyBirdCapital, Inc. at a purchase price of $1.00 per warrant (the “Private Warrants”). In connection with the Business Combination, Galileo’s sponsor exercised its right to convert the aggregate outstanding principal amount of a convertible promissory note issued by Galileo into an aggregate of 500,000 Sponsor Warrants, with terms equivalents to the Private Warrants.
The Private Warrants are identical to the Public Warrants, except that the Private Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The Company evaluated the Public and Private Warrants under ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
(“ASC
815-40”),
and concluded that the Private Warrants do not meet the criteria to be classified in stockholders’ equity. Since the Private Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date.
Research and Development Costs
Research and development expenses consist primarily of allocated personnel costs, fees paid to consultants and outside service providers, and allocations for rent and overhead. Research and development costs are expensed as incurred. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received. For the years ended December 31, 2021 and 2020, research and development costs were $6,281 and $5,592, respectively.
Advertising
Advertising costs are expensed as incurred. For the years ended December 31, 2021 and 2020, advertising costs were $1,887 and $448, respectively, which are included in selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss.
Income Taxes
The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Where applicable, the Company records a valuation allowance to reduce any deferred tax assets that it determines will not be realizable in the future.
The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. These tax benefits are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Although the Company believes that it has adequately reserved for uncertain tax positions (including interest and penalties), it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves in accordance with the income tax accounting guidance when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made, and could have a material impact on the Company’s financial condition and operating results. Carryforward attributes that were generated in tax years prior to those that remain open for examination may still be adjusted by relevant tax authorities upon examination if they either have been, or will be, used in a future period.
Net Income (Loss) per Share
In accordance with the provisions of ASC 260,
Earnings Per Share
, net income (loss) per common share is computed by dividing net income (loss) by the weighted-average shares of Common Stock outstanding during the period. Basic income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of shares outstanding during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period including stock options and warrants, using the treasury stock method, and convertible debt and convertible securities, using the if-converted
method. During a loss period, the effect of the potential exercise of stock options and convertible debt are not considered in the diluted loss per common share calculation since the effect would be anti-dilutive.
The following outstanding shares of Common Stock equivalents were excluded from the computation of the diluted net loss per share attributable to Common Stock for the periods in which a net loss is presented because their effect would have been anti-dilutive:

	Year Ended December 31,
	2021	2020
Common stock warrants	18,410,000	—
Earnout Shares	3,510,405	—
Unvested RSUs	660,448	—
Included in income (loss) per common share are 4,515,739 and 3,684,586 shares of options due to their nominal exercise prices as of December 31, 2021 and 2020, respectively.
Segment Information
The Company has determined that it operates and reports in one segment, which focuses on providing additive manufacturing services to customers. The Company’s operating segment is reported in a manner consistent with the internal reporting provided to the chief operating decision maker (“CODM”). The Company’s CODM has been identified as its Chief Executive Officer.
Reclassifications
Certain balances in the prior year have been reclassified to conform to the presentation in the current year. These reclassifications include condensing line item classifications in the consolidated balance sheets, statements of operations, and statements of cash flows. These reclassifications had no effect on net loss as previously reported.
Recent Accounting Pronouncements
Accounting Pronouncements Recently Adopted
In January 2017, the FASB issued Accounting Standard Update (“ASU”)
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,
which aims to simplify the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new guidance, goodwill impairment will be measured as the amount by which the carrying value exceeds the fair value. The loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The standard is effective for annual and interim reporting periods beginning after December 15, 2021. Early adoption is permitted. The Company adopted ASU
2017-04
effective January 1, 2021. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. The purpose of Update
No. 2019-12
is to continue the FASB’s Simplification Initiative to reduce complexity in accounting standards. The amendments in Update
No. 2019-12
simplify the accounting for income taxes by removing certain exceptions related to the incremental approach for intraperiod tax allocation, the requirement to recognize or derecognize deferred tax liabilities related to equity method investments that are also foreign subsidiaries, and the methodology for calculating income taxes in an interim period. In addition to removing these exceptions, Update
No. 2019-12
also clarifies and simplifies other aspects of the accounting for income taxes. The Company adopted ASU
2019-12
effective January 1, 2021. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by removing certain separation models in Subtopic
470-20,
Debt—Debt with Conversion and Other Options, for convertible instruments and also increases information transparency by making disclosure amendments. The standard is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU
2020-06
effective January 1, 2021. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). The standard is effective for annual reporting periods beginning after December 15, 2020 and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted. The Company adopted ASU
2018-15
effective January 1, 2021. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Accounting for Credit Losses (Topic 326)
, which requires the use of an “expected loss” model on certain types of financial instruments. The standard also amends the impairment model for available-for-sale
debt securities and requires estimated credit losses to be recorded as allowances instead of reductions to amortized cost of the securities. Update
No. 2016-13
is effective for annual periods beginning after December 15, 2022, including interim periods within those annual periods. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact the standard will have on its consolidated financial statements.